Expenses By Nature - Schedule of Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Replacement Options [Member]
Office and overhead costs	$ 606	$ 409
Salaries and wages	712	401
Corporate development and legal	68	74
Public company costs	57	49
Administrative expenses	$ 1,443	$ 933